State Street Institutional Investment Trust

SUPPLEMENT DATED MAY 26, 2016

TO

PROSPECTUS

DATED APRIL 29, 2016

Neuberger Berman Money Fund

A Private Label of Investment Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

Advised by SSGA Funds Management, Inc.,

a subsidiary of State Street Corporation

(the “Fund”)

The Securities and Exchange Commission (“SEC”) has adopted new requirements for money market funds and has set October 14, 2016 (the “compliance date”) as the compliance date for certain key aspects of these new requirements that affect the Fund. Under these new requirements, money market funds can operate as “retail” money market funds, “government” money market funds or a money market fund that falls into neither category, referred to as an “institutional” money market fund.

The Fund and State Street Money Market Portfolio (the “Portfolio”), the master portfolio in which the Fund invests substantially all of its assets, have been designated by their Boards of Trustees as institutional money market funds. Upcoming changes to the Fund’s operations, which will coincide with corresponding changes to the Portfolio’s operations, are described below.

The Fund anticipates implementing these changes on or before the compliance date, but no earlier than October 3, 2016.

Summary of Changes Affecting the Fund

Floating Net Asset Value (“NAV”)

The Fund, like other institutional money market funds, will no longer be permitted to use amortized cost to buy and sell its shares at a fixed NAV per share. Instead, the Fund will buy and sell its shares using a floating NAV reflecting the current market-based values of its portfolio holdings. The Fund’s floating NAV will be rounded to four decimal places (e.g., $1.0000). The share price of the Fund will fluctuate.

Liquidity Fees on Redemptions and Redemption Gates

The SEC is requiring all institutional money market funds, like the Fund, to adopt policies and procedures to enable them to impose liquidity fees of up to 2% on redemptions and/or redemption gates of up to 10 business days in the event that the Fund’s weekly liquid assets (as discussed below) were to fall below a designated threshold.

Additional Information about Risks, Liquidity Fees and Redemption Gates:

Once the Fund begins operating with a floating NAV, the following principal risks will apply to an investment in the Fund:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The

Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. General risks associated with the Fund’s and the Portfolio’s investment policies and investment strategies are discussed below.

Money Market Risk-Floating NAV: The Fund does not maintain a constant net asset value per share. The value of the Fund’s shares will be calculated to four decimal places and will vary reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.

More about Liquidity Fees and Redemption Gates

The SEC has implemented a number of requirements, including liquidity fees and redemption gates, for institutional money market funds based on the amount of fund assets in “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.

If the Portfolio’s weekly liquid assets fall below 30% of its total assets and the Portfolio’s Board of Trustees determines it is in the best interests of the Portfolio, the Portfolio may immediately impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period. If the Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Portfolio will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Portfolio’s Board determines that imposing such a fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio, which would remain in effect until weekly liquid assets return to 30% or the Portfolio’s Board determines that the fee is no longer in the best interests of the Portfolio. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund and/or its Portfolio when seeking to honor redemption requests during times of market stress. If liquidity fees are imposed or redemptions are suspended, the Fund will notify shareholders on the Fund’s website. There may be circumstances under which the Fund may impose its own liquidity fees and/or suspend redemptions based on the level of the Fund’s own weekly liquid assets. The Fund expects to treat such liquidity fees as reducing proceeds paid to shareholders in redemption of Fund shares, and therefore not constituting income to the Fund.

If the Portfolio’s weekly liquid assets fall below 10% of its assets on a business day, the Portfolio may cease honoring redemptions and liquidate in the discretion of the Portfolio’s Board. If the Fund is notified that its Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s assets and the Portfolio has suspended redemptions and intends to liquidate, the Fund may also do so in the discretion of the Fund’s Board. There may be circumstances under which the Fund may cease honoring redemptions and liquidate in the discretion of its Board based on the level of the Fund’s own weekly liquid assets. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.

Timing and Determinations

The determinations and actions described herein, and anticipated timing of those actions, remain subject to future change. Shareholders will be given notice of further developments, as appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

State Street Institutional Investment Trust

SUPPLEMENT DATED MAY 26, 2016

TO

PROSPECTUS

DATED APRIL 29, 2016

Neuberger Berman Money Fund

A Private Label of Premier Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSIXX)

Advised by SSGA Funds Management, Inc.,

a subsidiary of State Street Corporation

(the “Fund”)

The Securities and Exchange Commission (“SEC”) has adopted new requirements for money market funds and has set October 14, 2016 (the “compliance date”) as the compliance date for certain key aspects of these new requirements that affect the Fund. Under these new requirements, money market funds can operate as “retail” money market funds, “government” money market funds or a money market fund that falls into neither category, referred to as an “institutional” money market fund.

The Fund and State Street Money Market Portfolio (the “Portfolio”), the master portfolio in which the Fund invests substantially all of its assets, have been designated by their Boards of Trustees as institutional money market funds. Upcoming changes to the Fund’s operations, which will coincide with corresponding changes to the Portfolio’s operations, are described below.

The Fund anticipates implementing these changes on or before the compliance date, but no earlier than October 3, 2016.

Summary of Changes Affecting the Fund

Floating Net Asset Value (“NAV”)

The Fund, like other institutional money market funds, will no longer be permitted to use amortized cost to buy and sell its shares at a fixed NAV per share. Instead, the Fund will buy and sell its shares using a floating NAV reflecting the current market-based values of its portfolio holdings. The Fund’s floating NAV will be rounded to four decimal places (e.g., $1.0000). The share price of the Fund will fluctuate.

Liquidity Fees on Redemptions and Redemption Gates

The SEC is requiring all institutional money market funds, like the Fund, to adopt policies and procedures to enable them to impose liquidity fees of up to 2% on redemptions and/or redemption gates of up to 10 business days in the event that the Fund’s weekly liquid assets (as discussed below) were to fall below a designated threshold.

Additional Information about Risks, Liquidity Fees and Redemption Gates:

Once the Fund begins operating with a floating NAV, the following principal risks will apply to an investment in the Fund:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The

Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. General risks associated with the Fund’s and the Portfolio’s investment policies and investment strategies are discussed below.

Money Market Risk-Floating NAV: The Fund does not maintain a constant net asset value per share. The value of the Fund’s shares will be calculated to four decimal places and will vary reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.

More about Liquidity Fees and Redemption Gates

The SEC has implemented a number of requirements, including liquidity fees and redemption gates, for institutional money market funds based on the amount of fund assets in “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.

If the Portfolio’s weekly liquid assets fall below 30% of its total assets and the Portfolio’s Board of Trustees determines it is in the best interests of the Portfolio, the Portfolio may immediately impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period. If the Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Portfolio will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Portfolio’s Board determines that imposing such a fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio, which would remain in effect until weekly liquid assets return to 30% or the Portfolio’s Board determines that the fee is no longer in the best interests of the Portfolio. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund and/or its Portfolio when seeking to honor redemption requests during times of market stress. If liquidity fees are imposed or redemptions are suspended, the Fund will notify shareholders on the Fund’s website. There may be circumstances under which the Fund may impose its own liquidity fees and/or suspend redemptions based on the level of the Fund’s own weekly liquid assets. The Fund expects to treat such liquidity fees as reducing proceeds paid to shareholders in redemption of Fund shares, and therefore not constituting income to the Fund.

If the Portfolio’s weekly liquid assets fall below 10% of its assets on a business day, the Portfolio may cease honoring redemptions and liquidate in the discretion of the Portfolio’s Board. If the Fund is notified that its Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s assets and the Portfolio has suspended redemptions and intends to liquidate, the Fund may also do so in the discretion of the Fund’s Board. There may be circumstances under which the Fund may cease honoring redemptions and liquidate in the discretion of its Board based on the level of the Fund’s own weekly liquid assets. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.

Timing and Determinations

The determinations and actions described herein, and anticipated timing of those actions, remain subject to future change. Shareholders will be given notice of further developments, as appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

State Street Institutional Investment Trust

SUPPLEMENT DATED MAY 26, 2016

TO

PROSPECTUS

DATED APRIL 29, 2016

HIGHLAND LIQUID RESERVES FUND

A Private Label of the

Investment Class Shares of the

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND (SSVXX)

Advised by SSGA Funds Management, Inc.,

a subsidiary of State Street Corporation

(the “Fund”)

The Securities and Exchange Commission (“SEC”) has adopted new requirements for money market funds and has set October 14, 2016 (the “compliance date”) as the compliance date for certain key aspects of these new requirements that affect the Fund. Under these new requirements, money market funds can operate as “retail” money market funds, “government” money market funds or a money market fund that falls into neither category, referred to as an “institutional” money market fund.

The Fund and State Street Money Market Portfolio (the “Portfolio”), the master portfolio in which the Fund invests substantially all of its assets, have been designated by their Boards of Trustees as institutional money market funds. Upcoming changes to the Fund’s operations, which will coincide with corresponding changes to the Portfolio’s operations, are described below.

The Fund anticipates implementing these changes on or before the compliance date, but no earlier than October 3, 2016.

Summary of Changes Affecting the Fund

Floating Net Asset Value (“NAV”)

The Fund, like other institutional money market funds, will no longer be permitted to use amortized cost to buy and sell its shares at a fixed NAV per share. Instead, the Fund will buy and sell its shares using a floating NAV reflecting the current market-based values of its portfolio holdings. The Fund’s floating NAV will be rounded to four decimal places (e.g., $1.0000). The share price of the Fund will fluctuate.

Liquidity Fees on Redemptions and Redemption Gates

The SEC is requiring all institutional money market funds, like the Fund, to adopt policies and procedures to enable them to impose liquidity fees of up to 2% on redemptions and/or redemption gates of up to 10 business days in the event that the Fund’s weekly liquid assets (as discussed below) were to fall below a designated threshold.

Additional Information about Risks, Liquidity Fees and Redemption Gates:

Once the Fund begins operating with a floating NAV, the following principal risks will apply to an investment in the Fund:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The

Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. General risks associated with the Fund’s and the Portfolio’s investment policies and investment strategies are discussed below.

Money Market Risk-Floating NAV: The Fund does not maintain a constant net asset value per share. The value of the Fund’s shares will be calculated to four decimal places and will vary reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.

More about Liquidity Fees and Redemption Gates

The SEC has implemented a number of requirements, including liquidity fees and redemption gates, for institutional money market funds based on the amount of fund assets in “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days. The Fund will pass through to its investors any liquidity fee or suspension of redemptions imposed by the Portfolio on the same terms and conditions as imposed by the Portfolio on the Fund.

If the Portfolio’s weekly liquid assets fall below 30% of its total assets and the Portfolio’s Board of Trustees determines it is in the best interests of the Portfolio, the Portfolio may immediately impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period. If the Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Portfolio will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the Portfolio’s Board determines that imposing such a fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio, which would remain in effect until weekly liquid assets return to 30% or the Portfolio’s Board determines that the fee is no longer in the best interests of the Portfolio. All liquidity fees payable by shareholders of the Fund would be payable to the Fund and could offset any losses realized by the Fund and/or its Portfolio when seeking to honor redemption requests during times of market stress. If liquidity fees are imposed or redemptions are suspended, the Fund will notify shareholders on the Fund’s website. There may be circumstances under which the Fund may impose its own liquidity fees and/or suspend redemptions based on the level of the Fund’s own weekly liquid assets. The Fund expects to treat such liquidity fees as reducing proceeds paid to shareholders in redemption of Fund shares, and therefore not constituting income to the Fund.

If the Portfolio’s weekly liquid assets fall below 10% of its assets on a business day, the Portfolio may cease honoring redemptions and liquidate in the discretion of the Portfolio’s Board. If the Fund is notified that its Portfolio’s weekly liquid assets fall below 10% of the Portfolio’s assets and the Portfolio has suspended redemptions and intends to liquidate, the Fund may also do so in the discretion of the Fund’s Board. There may be circumstances under which the Fund may cease honoring redemptions and liquidate in the discretion of its Board based on the level of the Fund’s own weekly liquid assets. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund’s website. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.

Timing and Determinations

The determinations and actions described herein, and anticipated timing of those actions, remain subject to future change. Shareholders will be given notice of further developments, as appropriate.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE